Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000103967
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Multi-Asset Portfolio
Class Name	Class A
Trading Symbol	ABAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABAEX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABAEX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.24%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABAEX-A for the most recent performance information.

AssetsNet	$ 129,678,069
Holdings Count | Holding	390
Advisory Fees Paid, Amount	$ 592,714
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$129,678,069
# of Portfolio Holdings	390
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$592,714

Holdings [Text Block]

Security Type Breakdown

Value	Value
Common Stocks	65.4%
Sovereign Bonds	14.3%
Corporate Bonds	6.5%
Quasi-Sovereign Bonds	5.1%
Treasury Bonds	0.8%
Inflation-Linked Securities	0.2%
Short-Term Investments	6.8%
Other Assets less Liabilities	0.9%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$7,353,357	5.7%
Tencent Holdings Ltd. - Class H	$6,204,297	4.8%
Xiaomi Corp. - Class H	$2,728,517	2.1%
Meituan - Class H	$2,603,847	2.0%
JD.com, Inc. - Class H	$2,468,667	1.9%
MediaTek, Inc.	$2,465,346	1.9%
Itau Unibanco Holding SA (Preference Shares)	$2,348,188	1.8%
Infosys Ltd.	$2,183,362	1.7%
Alibaba Group Holding Ltd. - Class H	$2,098,030	1.6%
BB Seguridade Participacoes SA	$2,070,632	1.6%
Total	$32,524,243	25.1%

Material Fund Change [Text Block]
C000103969
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Multi-Asset Portfolio
Class Name	Advisor Class
Trading Symbol	ABYEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABYEX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABYEX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABYEX-A for the most recent performance information.

AssetsNet	$ 129,678,069
Holdings Count | Holding	390
Advisory Fees Paid, Amount	$ 592,714
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$129,678,069
# of Portfolio Holdings	390
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$592,714

Holdings [Text Block]

Security Type Breakdown

Value	Value
Common Stocks	65.4%
Sovereign Bonds	14.3%
Corporate Bonds	6.5%
Quasi-Sovereign Bonds	5.1%
Treasury Bonds	0.8%
Inflation-Linked Securities	0.2%
Short-Term Investments	6.8%
Other Assets less Liabilities	0.9%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$7,353,357	5.7%
Tencent Holdings Ltd. - Class H	$6,204,297	4.8%
Xiaomi Corp. - Class H	$2,728,517	2.1%
Meituan - Class H	$2,603,847	2.0%
JD.com, Inc. - Class H	$2,468,667	1.9%
MediaTek, Inc.	$2,465,346	1.9%
Itau Unibanco Holding SA (Preference Shares)	$2,348,188	1.8%
Infosys Ltd.	$2,183,362	1.7%
Alibaba Group Holding Ltd. - Class H	$2,098,030	1.6%
BB Seguridade Participacoes SA	$2,070,632	1.6%
Total	$32,524,243	25.1%

Material Fund Change [Text Block]
C000103968
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Multi-Asset Portfolio
Class Name	Class C
Trading Symbol	ABCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABCEX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABCEX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	1.99%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABCEX-A for the most recent performance information.

AssetsNet	$ 129,678,069
Holdings Count | Holding	390
Advisory Fees Paid, Amount	$ 592,714
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$129,678,069
# of Portfolio Holdings	390
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$592,714

Holdings [Text Block]

Security Type Breakdown

Value	Value
Common Stocks	65.4%
Sovereign Bonds	14.3%
Corporate Bonds	6.5%
Quasi-Sovereign Bonds	5.1%
Treasury Bonds	0.8%
Inflation-Linked Securities	0.2%
Short-Term Investments	6.8%
Other Assets less Liabilities	0.9%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$7,353,357	5.7%
Tencent Holdings Ltd. - Class H	$6,204,297	4.8%
Xiaomi Corp. - Class H	$2,728,517	2.1%
Meituan - Class H	$2,603,847	2.0%
JD.com, Inc. - Class H	$2,468,667	1.9%
MediaTek, Inc.	$2,465,346	1.9%
Itau Unibanco Holding SA (Preference Shares)	$2,348,188	1.8%
Infosys Ltd.	$2,183,362	1.7%
Alibaba Group Holding Ltd. - Class H	$2,098,030	1.6%
BB Seguridade Participacoes SA	$2,070,632	1.6%
Total	$32,524,243	25.1%

Material Fund Change [Text Block]
C000103972
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Multi-Asset Portfolio
Class Name	Class I
Trading Symbol	ABIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIEX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABIEX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABIEX-A for the most recent performance information.

AssetsNet	$ 129,678,069
Holdings Count | Holding	390
Advisory Fees Paid, Amount	$ 592,714
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$129,678,069
# of Portfolio Holdings	390
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$592,714

Holdings [Text Block]

Security Type Breakdown

Value	Value
Common Stocks	65.4%
Sovereign Bonds	14.3%
Corporate Bonds	6.5%
Quasi-Sovereign Bonds	5.1%
Treasury Bonds	0.8%
Inflation-Linked Securities	0.2%
Short-Term Investments	6.8%
Other Assets less Liabilities	0.9%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$7,353,357	5.7%
Tencent Holdings Ltd. - Class H	$6,204,297	4.8%
Xiaomi Corp. - Class H	$2,728,517	2.1%
Meituan - Class H	$2,603,847	2.0%
JD.com, Inc. - Class H	$2,468,667	1.9%
MediaTek, Inc.	$2,465,346	1.9%
Itau Unibanco Holding SA (Preference Shares)	$2,348,188	1.8%
Infosys Ltd.	$2,183,362	1.7%
Alibaba Group Holding Ltd. - Class H	$2,098,030	1.6%
BB Seguridade Participacoes SA	$2,070,632	1.6%
Total	$32,524,243	25.1%

Material Fund Change [Text Block]